14. EQUITY (Details 2) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock option outstanding	5,920,000	6,920,000	4,735,000
Weighted average remaining life	7 years 10 months 10 days
Stock option outstanding weighted average exercise price	$ 0.131	$ 0.296	$ 0.289
Stock option exerciseable	4,903,333
Weighted average exercise price of stock option exerciseable	$ 0.141
Warrant [Member]
Stock option outstanding	3,369,050	4,569,050
Weighted average remaining life	2 years 3 months 7 days
Stock option outstanding weighted average exercise price	$ 0.307	$ 0.410
Stock option exerciseable	3,369,050
Weighted average exercise price of stock option exerciseable	$ 0.307
Warrant One [Member]
Stock option outstanding	600,000
Weighted average remaining life	2 years 6 months
Stock option outstanding weighted average exercise price	$ 0.100
Stock option exerciseable	600,000
Weighted average exercise price of stock option exerciseable	$ 0.100
WarrantTwo [Member]
Stock option outstanding	1,359,073
Weighted average remaining life	1 year 3 months 4 days
Stock option exerciseable	1,359,073
WarrantTwo [Member] | Minimum [Member]
Stock option outstanding weighted average exercise price	$ 0.200
Weighted average exercise price of stock option exerciseable	$ 0.200
WarrantTwo [Member] | Maximum [Member]
Stock option outstanding weighted average exercise price	$ 0.290
Weighted average exercise price of stock option exerciseable	$ 0.290
Warrant Three [Member]
Stock option outstanding	117,977
Weighted average remaining life	16 months 18 days
Stock option exerciseable	117,977
Warrant Three [Member] | Minimum [Member]
Stock option outstanding weighted average exercise price	$ 0.300
Weighted average exercise price of stock option exerciseable	$ 0.300
Warrant Three [Member] | Maximum [Member]
Stock option outstanding weighted average exercise price	$ 0.390
Weighted average exercise price of stock option exerciseable	$ 0.390
Warrant Four [Member]
Stock option outstanding	500,000
Weighted average remaining life	1 year 4 months 17 days
Stock option exerciseable	500,000
Warrant Four [Member] | Minimum [Member]
Stock option outstanding weighted average exercise price	$ 0.400
Weighted average exercise price of stock option exerciseable	$ 0.400
Warrant Four [Member] | Maximum [Member]
Stock option outstanding weighted average exercise price	$ 0.490
Weighted average exercise price of stock option exerciseable	$ 0.490
Warrant Five [Member]
Stock option outstanding	792,000
Weighted average remaining life	3 years 7 months 17 days
Stock option outstanding weighted average exercise price	$ 0.500
Stock option exerciseable	792,000
Weighted average exercise price of stock option exerciseable	$ 0.500